SUMMARY OF ESTIMATES USED IN GOODWILL IMPAIRMENT ASSESSMENT (Details)	12 Months Ended
Jun. 30, 2024
EasyDNA [member] | Revenue Growth [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	4.30%
EasyDNA [member] | Cost of inventory inputs [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	47.40%
EasyDNA [member] | Pre Tax Discount Rate [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	22.70%
EasyDNA [member] | Post Tax Discount Rate [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	17.00%
EasyDNA [member] | Growth rate beyond [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	4.30%
Affinity DNA [member] | Revenue Growth [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	4.30%
Affinity DNA [member] | Cost of inventory inputs [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	57.50%
Affinity DNA [member] | Pre Tax Discount Rate [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	22.70%
Affinity DNA [member] | Post Tax Discount Rate [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	17.00%
Affinity DNA [member] | Growth rate beyond [member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	4.30%